UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock Global Dividend Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock Global Dividend Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.8%

Australia — 5.0%
Amcor Ltd.	6,434,299	$60,715,427
Ansell Ltd.	1,255,287	20,695,058
Sonic Healthcare Ltd.	1,808,257	28,940,894

		110,351,379
Belgium — 0.8%
bpost SA	1,138,333	17,275,908

Canada — 6.6%
Rogers Communications, Inc., Class B	1,326,673	68,316,429
TELUS Corp.	2,243,255	76,817,149

		145,133,578
China — 0.9%
ANTA Sports Products Ltd.	4,779,000	19,730,301

Denmark — 1.1%
Novo Nordisk A/S, Class B	568,363	24,545,641

Finland — 3.0%
Kone Oyj, Class B	1,363,030	66,344,428

France — 4.3%
Sanofi	755,836	67,541,576
Schneider Electric SE	379,794	27,463,177

		95,004,753
Germany — 2.7%
Deutsche Post AG, Registered Shares	1,879,701	59,351,749

India — 0.9%
Hero MotoCorp Ltd.	552,697	20,634,312

Japan — 1.0%
Japan Tobacco, Inc.	888,500	22,830,298

Netherlands — 2.5%
Heineken NV	292,710	26,334,197
Koninklijke Philips NV	757,883	28,265,745

		54,599,942
Singapore — 3.0%
DBS Group Holdings Ltd.	1,958,100	33,223,922
United Overseas Bank Ltd.	1,810,700	32,014,078

		65,238,000
Sweden — 1.5%
Svenska Handelsbanken AB, A Shares	2,964,671	32,225,506

Switzerland — 7.2%
Nestlé SA, Registered Shares	762,673	64,387,226
Novartis AG, Registered Shares	837,788	73,367,079
SGS SA, Registered Shares	9,379	22,275,600

		160,029,905
Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,254,000	39,443,786

United Kingdom — 15.6%
AstraZeneca PLC	611,141	46,745,982
BAE Systems PLC	3,072,922	20,604,827
British American Tobacco PLC	1,293,293	56,064,611
Diageo PLC	1,149,016	39,723,232
GlaxoSmithKline PLC	2,854,789	55,290,886
Imperial Brands PLC	1,818,241	61,588,616
Unilever PLC	1,240,764	65,722,834

		345,740,988
United States — 41.9%
3M Co.	202,678	38,561,516
AbbVie, Inc.	313,933	24,439,684
Altria Group, Inc.	1,153,106	74,998,014
Cisco Systems, Inc.	1,494,568	68,376,486
Citizens Financial Group, Inc.	494,277	18,461,246

Security	Shares	Value
United States (continued)
Coca-Cola Co.	1,471,000	$70,431,480
Genuine Parts Co.	592,329	58,000,856
International Paper Co.	950,272	43,104,338
Johnson & Johnson	589,717	82,554,483
M&T Bank Corp.	216,124	35,749,071
Medtronic PLC	335,632	30,146,466
Microsoft Corp.	231,347	24,710,173
Paychex, Inc.	359,391	23,536,517
PepsiCo, Inc.	488,918	54,944,605
Pfizer, Inc.	1,131,187	48,708,912
Philip Morris International, Inc.	535,733	47,182,005
Procter & Gamble Co.	495,949	43,980,757
U.S. Bancorp	667,810	34,906,429
United Parcel Service, Inc., Class B	243,779	25,972,215
United Technologies Corp.	343,018	42,606,266
Wells Fargo & Co.	657,011	34,972,695

		926,344,214
Total Long-Term Investments — 99.8% (Cost: $1,896,427,468)		2,204,824,688

Total Investments — 99.8% (Cost: $1,896,427,468)		2,204,824,688
Other Assets Less Liabilities — 0.2%		5,163,457

Net Assets — 100.0%		$2,209,988,145

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Dividend Portfolio

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—	—	$11,764	$—	—

(a)	Includes net capital gain distributions.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Australia	$—	$110,351,379	$—	$110,351,379
Belgium	—	17,275,908	—	17,275,908
Canada	145,133,578	—	—	145,133,578
China	—	19,730,301	—	19,730,301
Denmark	—	24,545,641	—	24,545,641
Finland	—	66,344,428	—	66,344,428
France	—	95,004,753	—	95,004,753
Germany	—	59,351,749	—	59,351,749
India	—	20,634,312	—	20,634,312
Japan	—	22,830,298	—	22,830,298
Netherlands	—	54,599,942	—	54,599,942
Singapore	—	65,238,000	—	65,238,000
Sweden	—	32,225,506	—	32,225,506
Switzerland	—	160,029,905	—	160,029,905
Taiwan	—	39,443,786	—	39,443,786
United Kingdom	—	345,740,988	—	345,740,988
United States	926,344,214	—	—	926,344,214

	$1,071,477,792	$1,133,346,896	$—	$2,204,824,688

During the period ended October 31, 2018, there were no transfers between levels.

2

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: December 19, 2018